Note 7 - Other Assets	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Other Assets Disclosure [Text Block]
7.	OTHER ASSETS

The components of other assets at year ended December 31 are as follows:

(Dollar amounts in thousands)	2013	2012

FHLB stock	$1,887	$1,887
Accrued interest on investment securities	1,029	1,031
Accrued interest on loans	1,106	1,132
Deferred tax asset, net	3,868	181
Prepaid federal deposit insurance	-	513
Other real estate owned	2,698	1,846
Other	1,128	1,459

Total	$11,716	$8,051